Inventory - Inventory Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventory [Line Items]
Total	$ 76,716	$ 92,807
Gross carrying amount
Disclosure Of Inventory [Line Items]
Finished goods	65,852	73,325
Raw materials	23,842	30,776
Work in process	9,511	9,292
Obsolescence reserve
Disclosure Of Inventory [Line Items]
Total	$ 22,489	$ 20,586